FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2023	August 31, 2022

Cash (Rand)	$1,918	$1,527
Cash (USD)	4,934	10,689
Accounts receivable (Rand)	176	250
Accounts payable (Rand)	434	347